Employee benefits - Weighted Average Duration of Benefit Obligations (Details) - year	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
U.K.
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	18	19
Germany
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	14	14
France
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	15	16
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	11	11